Investments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Total marketable equity securities
Marketable Equity Securities
Cost Basis	$ 13	$ 14
Fair Market Value	17	29
Accumulated Unrealized Gain (Loss), Net of Taxes	3	9
Cash proceeds from sale of securities	1	9
Gain on sale of securities, pre-tax	1	6
Gain on sale of securities, after tax	1	4
Marketable equity securities in gain position
Marketable Equity Securities
Cost Basis	5	14
Fair Market Value	11	29
Accumulated Unrealized Gain (Loss), Net of Taxes	4	9
Marketable equity securities in loss position
Marketable Equity Securities
Cost Basis	8
Fair Market Value	6
Accumulated Unrealized Gain (Loss), Net of Taxes	$ (1)